Payables and other current liabilities	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Payables and other current liabilities	Payables and other current liabilitiesNote 17.1. Trade payables and other current liabilities
Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2023		AS OF DECEMBER 31, 2024		AS OF DECEMBER 31, 2025
Trade payables	21,953		30,748		23,388
Accrued invoices	25,268		13,049		14,159
Other	—		26		4
Trade payables and other current liabilities	47,221	0	43,824	0	37,552
No discount was applied to payables and related accounts for which maturity does not exceed one year. As a result, their fair value approximates their carrying amount.
Note 17.2. Tax and employee-related payables
Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Employee-related payables	3,694	2,742	4,816
Social security and other	2,251	1,783	2,304
Other tax and related payments	127	184	17
TAX AND EMPLOYEE-RELATED PAYABLES	6,073	4,709	7,137
The increase in employee-related, social security and other payables over the year ended December 31, 2025 is mainly related to year-end bonus accruals.